Financial investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial investments
Financial investments	$ 35,044	$ 58,775	$ 92,233
Investment fund quotas
Financial investments
Financial investments	28,256	28,126
Bank deposit certificates
Financial investments
Financial investments	$ 6,788	25,540
Other
Financial investments
Financial investments		$ 5,109